Utility Plant and Leases - Schedule of Future Minimum Lease Payments for Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Leases [Abstract]
2015	$ 5,957
2016	4,236
2017	2,532
2018	1,582
2019	912
Thereafter	831
Total minimum lease payments	$ 16,050